UNITED STATES
                 SECURITIES AND EXCHANGE COMMISSION
                       Washington, D.C. 20549

                             Form 13F

                        Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 31 MARCH 2009

Check here if Amendment [ ];        Amendment Number:
This Amendment (Check only one):    [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      ValueAct SmallCap Management, L.P.
           -----------------------------------------------------
           435 Pacific Avenue, Fourth Floor
           -----------------------------------------------------
           San Francisco, CA  94133
           -----------------------------------------------------

Form 13F File Number: 28-12774

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       David Lockwood
Title:      Managing Member
Phone:      415-362-3700

Signature, Place, and Date of Signing:

/s/ David Lockwood         San Francisco, CA       May 14, 2009
------------------         -----------------     ----------------
[Signature]                  [City, State]            [Date]

Report Type:
[X] 13F HOLDINGS REPORT.
[ ] 13F NOTICE.
[] 13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

NONE

                    Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            0
                                             ---------------
Form 13F Information Table Entry Total:       11
                                             ---------------
Form 13F Information Table Value Total:       $122,680
                                              --------------
                                              (thousands)

List of Other Included Managers:

NONE


                                      FORM 13F INFORMATION TABLE                                                Voting Authority
                                                                                                             ----------------------
                                                        Value      Shares/     Sh/  Put/   Invstmt  Other
Name of Issuer              Title of Class   CUSIP    (x$1000)     Prn Amt     Prn  Call   Dscretn  Managers    Sole    Shared None
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
ACTIVCARD CORP                   COM      00506P103      6,404    3,123,732    SH           Sole              3,123,732
-----------------------------------------------------------------------------------------------------------------------------------
BOLT TECHNOLOGY CORP             COM      097698104         72       10,164    SH           Sole                 10,164
-----------------------------------------------------------------------------------------------------------------------------------
BWAY HOLDINGS CO                 COM      12429T104     27,466    3,481,122    SH           Sole              3,481,122
-----------------------------------------------------------------------------------------------------------------------------------
CYMER INC                        COM      232572107      1,608       72,215    SH           Sole                 72,215
-----------------------------------------------------------------------------------------------------------------------------------
ENERGY SOLUTIONS INC             DEP SH   292756202     17,037    1,969,635    SH           Sole              1,969,635
-----------------------------------------------------------------------------------------------------------------------------------
GLOBAL CASH ACCESS HLDGS INC     COM      378967103     28,914    7,569,174    SH           Sole              7,569,174
-----------------------------------------------------------------------------------------------------------------------------------
HEIDRICK & STRUGGLES INTL INC    COM      422819102      4,874      274,719    SH           Sole                274,719
-----------------------------------------------------------------------------------------------------------------------------------
IMMERSION CORP                   COM      452521107      3,958    1,350,903    SH           Sole              1,350,903
-----------------------------------------------------------------------------------------------------------------------------------
MSCI INC                         CL A     55354G100        406       24,000    SH           Sole                 24,000
-----------------------------------------------------------------------------------------------------------------------------------
STEINWAY MUSICAL INSTRUMENTS     COM      858495104     12,950    1,081,853    SH           Sole              1,081,853
-----------------------------------------------------------------------------------------------------------------------------------
VALUECLICK INC                   COM      92046N102     18,991    2,231,618    SH           Sole              2,231,618
-----------------------------------------------------------------------------------------------------------------------------------